60968  4/00
Prospectus Supplement
dated April 10, 2000 to:
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PUTNAM GROWTH FUND
PUTNAM U.S. CORE FUND
PUTNAM VALUE FUND
to Prospectus dated August 30, 1999

Information about the portfolio manager of Putnam Value Fund in the third paragraph under the heading "Who manages the funds?" is replaced with the following:

Manager                  Since     Experience
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David L. King            2000      1983 - Present       Putnam Management
Managing Director
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Jeanne L. Mockard        2000      1990 - Present       Putnam Management
Senior Vice President
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